Revenue and Segment Analysis - Summary of Analysis by Business Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 7,244	£ 7,110	£ 7,874	£ 7,492	£ 7,341
Adjusted operating profit	2,210	2,076	2,491	£ 2,346	£ 2,284
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,244	7,110	7,874
Adjusted operating profit	2,252	2,081	2,496
Operating segments [member] | Risk [member]
Disclosure of operating segments [line items]
Revenue	2,474	2,417	2,316
Adjusted operating profit	915	894	853
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Revenue	2,649	2,692	2,637
Adjusted operating profit	1,001	1,021	982
Operating segments [member] | Legal [member]
Disclosure of operating segments [line items]
Revenue	1,587	1,639	1,652
Adjusted operating profit	326	330	330
Operating segments [member] | Exhibitions [member]
Disclosure of operating segments [line items]
Revenue	534	362	1,269
Adjusted operating profit	10	(164)	331
Unallocated amounts [member]
Disclosure of operating segments [line items]
Adjusted operating profit	£ (42)	£ (5)	£ (5)